Operating Revenue - Charters (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Operating Revenue
Operating revenues	$ 274,370	$ 262,154	$ 528,068	$ 515,461
Current portion of unearned revenue	30,351		30,351		$ 36,625
Capitalized contract fulfillment costs			900
Capitalized contract	600		600		1,500
Net gain			5,100
Time charters and bareboat charters
Operating Revenue
Operating revenues			501,286	488,717
Voyage charters
Operating Revenue
Operating revenues			26,782	$ 26,744
Accounts receivable	800		800		3,100
Current portion of unearned revenue	$ 1,600		$ 1,600		$ 0